ANALYSIS OF OPERATING SEGMENTS (Details Textual) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Analysis Of Operating Segment [Line Items]
Income from deconsolidation	[1]		$ 2,208,053
Customer risk [Member]
Disclosure Of Analysis Of Operating Segment [Line Items]
Description of exposure to risk		no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.	no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.	no concentration of revenue in customers with more than a 10% share of revenue from ordinary activities.

[1]	see notes 16 to 18.